Share listing expenses - Summary of Calculation of the Share listing expense (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) shares Warrants € / shares	Jul. 01, 2020 EUR (€) shares Warrants € / shares	Jul. 01, 2020 $ / shares
Disclosure of detailed information about share listing expense [Line Items]
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | € / shares	€ 0.01
IFRS 2 Expense on the closing date	€ 152,787
Ordinary shares [member]
Disclosure of detailed information about share listing expense [Line Items]
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | € / shares		€ 0.01
ARYA [Member]
Disclosure of detailed information about share listing expense [Line Items]
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | $ / shares			$ 15.15
Fair value of outstanding ARYA	277,715
ARYA's identifiable net assets	124,927	€ 124,900
IFRS 2 Expense on the closing date	€ 152,787
ARYA [Member] | Warrants [Member]
Disclosure of detailed information about share listing expense [Line Items]
ARYA Shares | Warrants	7,187,500	7,187,500
Closing price of ARYA Public Warrants on Nasdaq as of July 1, 2020 | € / shares	€ 4.82
Fair value of outstanding ARYA	€ 34,644
ARYA [Member] | Ordinary shares [member]
Disclosure of detailed information about share listing expense [Line Items]
ARYA Shares | shares	17,968,750	17,968,750
Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020 | € / shares	€ 13.53
Fair value of outstanding ARYA	€ 243,071